Financial Assets at Fair Value through Profit or Loss and Financial Investments_The Impairment Losses And The Reversal Of Impairment Losses In Financial Investments (Details) - Available-for-sale financial assets - KRW (₩)
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Impairment Loss On Financial Investments Line Items [Line Items]
Impairment	₩ (47,917,000,000)	₩ (35,216,000,000)	₩ (227,588,000,000)
Reversal Of Impairment Loss On Financial Investments	0	328,000,000	265,000,000
Net	₩ (47,917,000,000)	₩ (34,888,000,000)	₩ (227,323,000,000)